CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Revenues	933,888	911,294	1,167,115	1,313,818	1,291,223	1,323,533
Cost of revenues	(807,104)	(801,413)	(899,400)	(1,144,971)	(1,142,653)	(1,074,880)
Gross profit	126,784	109,881	267,715	168,847	148,570	248,653
Operating expenses, net
Selling, general and administrative expenses	(66,330)	(56,498)	(166,969)	(94,743)	(81,557)	(83,584)
Other income	6,266	1,600	2,508	7,098	2,431	4,711
Write-off of property, plant and equipment	(4,058)	(690)	(14,920)	(4,058)	(690)	(1,791)
Gain / (Loss) on disposal of property, plant and equipment	1,898	829	(2,836)	2,007	938	1,315
Total operating expenses, net	(62,224)	(54,759)	(182,217)	(89,696)	(78,878)	(79,349)
Income from operations	64,560	55,122	85,498	79,151	69,692	169,304
Interest income	166	172	276	212	218	124
Interest expense	(1,559)	(1,880)	(1,160)	(2,374)	(2,695)	(3,008)
Income before income tax expense	63,167	53,414	84,614	76,989	67,215	166,420
Income tax expense (note 10)	(3,344)	(13,379)	(3,734)	(6,777)	(16,811)	(33,106)
Net income	59,823	40,035	80,880	70,212	50,404	133,314
Other comprehensive income
Foreign currency translation adjustment	(990)	7,157	3,377	(911)	7,408	218
Comprehensive income attributable to Plastec Technologies, Ltd.	58,833	47,192	84,257	69,301	57,812	133,532
Net income per share (note 11):
Weighted average number of ordinary shares (in shares)	14,303,544	16,540,951	13,503,623	14,446,515	15,944,233	7,891,754
Weighted average number of diluted ordinary shares (in shares)	14,303,544	16,540,951	13,503,623	14,446,515	15,944,233	7,891,754
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	6.0	4.9	3.2	16.9
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	6.0	4.9	3.2	16.9